INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 5,650		$ 5,906
Production in process	4,970		5,343
Raw materials	6,999		6,639
Manufacturing supplies, spare parts and other	2,417		2,199
Total	20,036		20,087
Other inventories, spare parts	1,700		1,500
Other current inventories	700		$ 700
Inventory write-down	$ 396	$ 203